Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Tax Status [Line Items]
Income Tax Status

4. Income Tax Status

The Plan has received a determination letter from the Puerto Rico Treasury Department dated May 3, 2013, stating that the Plan meets the requirements of section 1081.01 (d) of the Code and that the trust established thereunder will be entitled to exemption from local income taxes. Subsequent to this determination by the Puerto Rico Treasury Department, the Plan was amended. The Plan’s management believes the Plan is being operated in compliance with applicable requirements of the Code and, therefore, believes that the Plan, as amended and restated, is qualified and the related trust is tax-exempt.

U.S. GAAP requires Plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position meets certain recognition thresholds or measurement standards defined by U.S. GAAP. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that, as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan recognized no interest or penalties related to uncertain tax positions. The Plan may be subjected to routine audits by the taxing jurisdictions; however, there are currently no audits in progress for any tax periods.